Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Class of Underlying Collateral) (Parenthetical) (Detail) ¥ in Billions	Mar. 31, 2020 JPY (¥)
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Amounts exceeded the gross amounts recognized in offsetting of financial assets and financial liabilities	¥ 1,227